INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

	Year Ended December 31, 2025
	Amount	Rate
Income tax benefit computed at the statutory rate	$393,000	21.0%
Non-deductible expenses	(79,000)	-4.2%
Change in valuation allowance	(311,893)	-16.8%
Provision for income taxes	$2,107	0%

Year Ended
December 31,
2025
Income tax benefit computed at the statutory rate	$393,000
Tax effect of:
Non-deductible expenses	(79,000)
Changes in valuation allowance	(311,893)
Provision for income taxes	$2,107

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities after applying enacted corporate income tax rates are as follows:

As of
December 31,
2025
Deferred income tax assets
Net operating losses	314,000
Valuation allowance	(311,893)
Deferred tax assets, net of allowance	$2,107